Other liabilities	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other liabilities
41 Other liabilities

	2022	2021

Payables due to policyholders	860	1,229

Payables due to brokers and agents	489	467

Payables out of reinsurance	823	1,384

Social security and taxes payable	49	145

Income tax payable	10	4

Investment creditors	972	1,103

Cash collateral on derivative transactions	2,483	2,708

Cash collateral on securities lended	2,417	2,171

Cash collateral - other	64	76

Repurchase agreements	107	821

Lease liabilities	210	252

Other creditors	2,301	2,556

At December 31	10,785	12,916

Current	10,562	12,233

Non-current	223	683
The decrease in Other liabilities in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
The carrying amounts disclosed reasonably approximate the fair values at year-end,
given the predominantly current nature of the other liabilities.

Aegon N.V [member]
Statement [LineItems]
Other liabilities
18 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities include derivatives with negative fair values of EUR 189 million (2021: EUR 116 million).